Intangible Assets and Unfavorable Lease Terms - Total Favorable Lease Terms (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS AND UNFAVORABLE LEASE TERMS [Abstract]
Unfavorable lease terms	$ 0	$ 0	$ 665
Favorable lease terms charter-out	(37,869)	(37,295)	(33,311)
Acceleration of intangible asset	(3,205)	0	0
Total	$ (41,074)	$ (37,295)	$ (32,646)